Accounts Payable and Accrued Expenses - Accrued Expenses (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
ACCRUED LIABILITIES CURRENT [Abstract]
Accrued salaries	$ 7,586	$ 7,028
Taxes	4,705	5,098
Accrued fees	961	203
Accrued bond coupon	4,531	5,589
Other	275	393
Total accrued expenses	$ 18,058	$ 18,311